FUTURE MINIMUM PAYMENTS (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Future Minimum Payment [Abstract]
Future Minimum Payments For The Fiscal Year 2014 1	$ 7,500	$ 30,000
Future Minimum Payments For The Fiscal Year 2015 1	30,000	30,000
Future Minimum Payments For The Fiscal Year 2016 1	30,000	30,000
Future Minimum Payments Total 1	$ 67,500